EMPLOYEE BENEFITS	12 Months Ended
Jun. 30, 2020
Employee benefits [Abstract]
Employee benefits

ACCOUNTING POLICIES

Cash settled share-based payments (“outgoing long-term incentive)

Cash settled share-based payments are measured at fair value and remeasured at each reporting date to reflect the potential outflow of cash resources to settle the liability, with a corresponding adjustment in profit or loss. Vesting assumptions for non-market conditions are reviewed at each reporting date to ensure they reflect current expectations.

Equity settled share-based payments (“new long-term incentive)

The grant date fair value of equity settled share-based payment arrangements is recognised as an expense, with a corresponding increase in equity, over the vesting period of the awards. The expense is adjusted to reflect the number of awards for which the related service and non-market performance conditions are expected to be met, such that the amount ultimately recognised is based on the number of awards that meet the related service and non-market performance conditions at vesting date.

Post-retirement medical benefit

The Group's net obligation in respect of long-term employee benefits is the amount of future benefit that employees have earned in return for their service in the current and prior periods. That benefit is discounted to determine the present value. Remeasurements are recognised in profit or loss in the period in which they arise.

Amounts in R million	Note	2020	2019

Non-current employee benefits		10.1	37.4
Liability for long-term incentive scheme	19.1	-	28.4
Liability for post-retirement medical benefits[1]		10.1	9.0

Current employee benefits		227.6	22.6
Liability for long-term incentive scheme	19.1	227.6	22.6

Total employee benefits		237.7	60.0
[1] Unfunded medical aid benefit plan

19.1 CASH SETTLED LONG-TERM INCENTIVE SCHEME (“outgoing LTI scheme”)

Terms of the November 2015 grant made under the DRDGOLD Group's outgoing LTI scheme are:

• The scheme has a finite term of 5 years and thus no top-up awards are made when the shares vest;

• The phantom shares are issued at an exercise price of nil and will vest in 3 tranches: 20%, 30% and 50% on the 3rd, 4th and 5th anniversaries respectively, subject to individual service and performance conditions being met; and

• The phantom shares will be settled at the 7 day volume weighted average price ("VWAP") of the DRDGOLD share.

Amounts in R million		Note	2020	2019

Movements in the total liability for long-term incentive scheme is as follows:
Opening balance			51.0	45.1
Increase in long-term incentive liability		5.3	218.1	21.4
Vested and paid			(41.5)	(15.5)

Total liability for long-term incentive scheme			227.6	51.0

The total liability for long-term incentive scheme is expected to be settled as follows:			227.6	51.0
Within 12 months after reporting date			227.6	22.6
After 12 months after reporting date			-	28.4

Reconciliation of outstanding phantom shares	2020		2019
		Weighted		Weighted
		average		average
	Shares	price	Shares	price
	Number	R per share	Number	R per share

Opening balance	16,157,058		20,189,467
Granted	-	-	388,547	3.37
Vested and paid	(5,674,252)	7.31	(4,037,883)	3.82
Forfeited	(637,168)	7.08	(383,073)	4.37

Closing balance	9,845,638		16,157,058

19 EMPLOYEE BENEFITS continued

19.1 CASH SETTLED LONG-TERM INCENTIVE SCHEME (“outgoing LTI scheme”) continued

Fair value

The fair value of the liability for the long-term incentive scheme is mostly influenced by the DRDGOLD Limited share price. Other inputs influencing the fair value are the forward dividend yield and estimates of staff retention and performance conditions. The inputs most significantly influencing the measurement of the fair values are as follows:

	2020	2019	Grant date

7-day VWAP of the DRDGOLD Limited share	25.14	4.37	2.26
Annualised forward dividend yield	1.0%	4.3%	4.3%

On December 2, 2019, the shareholders approved a new equity settled long-term incentive scheme to replace the cash settled long-term incentive scheme established in November 2015. Under the new LTI scheme, qualifying employees are awarded conditional shares on an annual basis, comprising performance shares (80% of the total conditional shares awarded) and retention shares (20% of the total conditional shares awarded). Conditional shares will vest 3 years after grant date and will be settled in the form of DRDGOLD shares at a zero-exercise price.

The first grant was made on December 2, 2019 and will vest in two tranches, 50% on the 2nd anniversary and the remaining 50% on the 3rd anniversary of the grant date respectively, provided the employee is still within the employment of the Group until the respective vesting dates.

The key conditions of the December 2019 grant made under the long-term incentive scheme are:

Retention shares:

100% of the retention shares will vest if the employee remains in the employ of the Company at vesting date and individual performance criteria are met.

Performance shares:

Total shareholder’s return (TSR) measured against a hurdle rate of 15% referencing DRDGOLD’s Weighted Average Cost of Capital “WACC”:

• 50% of the performance shares are linked to this condition; and

• all of these performance shares will vest if DRDGOLD’s TSR exceeds the hurdle rate over the vesting period

TSR measured against a peer group of 3 peers (Sibanye-Stillwater, Harmony Limited and Pan-African Resources Limited):

• 50% of the performance shares are linked to this condition; and

• The number of performance shares which vest is based on DRDGOLD’s actual TSR performance in relation to percentiles of peer group’s performance as follows:

Percentile of peers	% of performance shares vesting

< 25th percentile	0%
25th to < 50th percentile	25%
50th to < 75th percentile	75%
≥ 75th percentile	100%

Movement in the number of conditional shares for the reporting period are as follows:

Conditional shares
Grant date	December 2, 2019
Vesting date	Total	December 2, 2021	December 2, 2022

Opening balance	-	-	-
Granted	5,860,760	2,930,380	2,930,380

Closing balance	5,860,760	2,930,380	2,930,380

19 EMPLOYEE BENEFITS continued

19.2 EQUITY-SETTLED LONG-TERM INCENTIVE SCHEME continued

Fair value

The weighted average fair value of the performance and retention shares at grant date were determined using the Monte Carlo simulation pricing model applying the following key inputs:

Conditional shares
Grant date	December 2, 2019
Vesting date	December 2, 2021	December 2, 2022

Weighted average fair value of 80% performance shares [1]	4.26	4.12
Weighted average fair value of 20% retention shares	5.69	5.49
Expected term (years)	2	3
Grant date share price of a DRDGOLD share	6.15	6.15
Expected dividend yield	3.86%	3.81%
Expected volatility [2]	53.80%	53.80%
Expected risk free rate	6.68%	6.80%
[1] The performance conditions are included in the measurement of the grant date fair value as they are classified as market-based performance conditions
[2] Expected volatility has been based on an evaluation of the historical volatility of DRDGOLD’s share price, commensurate with the expected term of the options

19.3 TRANSACTIONS WITH KEY MANAGEMENT PERSONNEL

Interests in contracts

None of the directors, officers or major shareholders of DRDGOLD or, to the knowledge of DRDGOLD’s management, their families, had any interest, direct or indirect, in any transaction entered into during the year ended June 30, 2020 or the preceding financial years, or in any proposed transaction which has affected or will materially affect DRDGOLD or its subsidiaries other than disclosed in these financial statements. None of the directors or officers of DRDGOLD or any associate of such director or officer is currently or has been at any time during the past financial year materially indebted to DRDGOLD.

Key management personnel remuneration

Amounts in R million	Note	2020	2019	2018

- Board fees paid		6.2	5.8	5.6
- Salaries paid		67.3	61.7	53.6
- Short term incentives relating to this cycle		63.6	31.5	22.5
- Long term incentives paid during the cycle	19.1	41.5	15.5	2.8
- Retrenchments		-	1.6	-
		178.6	116.1	84.5